Transactions with related parties and affiliated entities - Disclosure of transactions between related parties explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (expenses)
Interest and similar income	S/ 7,120,411	S/ 5,871,302	S/ 4,605,625
Interest and similar expenses	(2,592,366)	(1,661,689)	(1,057,937)
Administrative expenses	(1,288,862)	(1,179,788)	(965,505)
Others, net	1,736,277	1,679,811	1,729,450
Related parties [member]
Income (expenses)
Interest and similar income	95,604	72,334	68,166
Rental income	25,532	31,428	30,873
Valuation of financial derivative instruments	106	149	180
Interest and similar expenses	(39,749)	(16,821)	(3,065)
Administrative expenses	(38,711)	(33,758)	(44,249)
Others, net	S/ 60,312	S/ 51,241	S/ 31,392